SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net income (loss) per common share ( (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income (loss), as adjusted	$ (43,725,000)	$ (52,441,000)		$ (187,857,000)	$ (37,844,000)
Denominator :
Weighted Average Number of Shares Outstanding, Basic				2,204,486	2,149,182
Weighted Average Number of Shares Outstanding, Diluted				2,204,486	2,149,182
Earnings Per Share, Basic				$ (85.22)	$ (17.61)
Earnings Per Share, Diluted				$ (85.22)	$ (17.61)
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Common Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted			$ (10,719,238)	$ (10,318,466)
Denominator :
Weighted Average Number of Shares Outstanding, Basic			15,218,692	27,600,000
Weighted Average Number of Shares Outstanding, Diluted			15,218,692	27,600,000
Earnings Per Share, Basic			$ (0.70)	$ (0.37)
Earnings Per Share, Diluted			$ (0.70)	$ (0.37)
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Class B common stock
Numerator:
Allocation of net income (loss), as adjusted			$ (4,575,622)	$ (2,579,616)
Denominator :
Weighted Average Number of Shares Outstanding, Basic			6,496,262	6,900,000
Weighted Average Number of Shares Outstanding, Diluted			6,496,262	6,900,000
Earnings Per Share, Basic			$ (0.70)	$ (0.37)
Earnings Per Share, Diluted			$ (0.70)	$ (0.37)